RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - Bluesky LLC [Member] - USD ($)	1 Months Ended		12 Months Ended
	Jun. 28, 2016	Dec. 28, 2015	Jun. 30, 2016
Related Party Transaction [Line Items]
Ordinary shares repurchased	1,480,000		1,480,000
Ordinary shares repurchased, price per share			$ 11.8
Amount paid to related party for repurchase of ordinary shares	$ 17,000,000
Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt instrument face amount		$ 8,500,000
Interest rate		4.00%
Maturity date		Dec. 28, 2016
Conversion price per share		$ 12.00
Commission percentage to placement agent		1.00%